Operating Segment and Revenue Information - Schedule of Revenue by Therapeutic Area and Product (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2023 JPY (¥)	Mar. 31, 2022 JPY (¥) product	Mar. 31, 2021 JPY (¥)	Mar. 31, 2020 JPY (¥)
Disclosure of products and services [line items]
Revenue from contracts with customers		¥ 3,569,006	¥ 3,197,812	¥ 3,291,188
Total Gastroenterology
Disclosure of products and services [line items]
Revenue from contracts with customers		875,685	777,800	697,896
ENTYVIO
Disclosure of products and services [line items]
Revenue from contracts with customers		521,778	429,281	347,196
TAKECAB-F
Disclosure of products and services [line items]
Revenue from contracts with customers		102,397	84,822	72,713
GATTEX/REVESTIVE
Disclosure of products and services [line items]
Revenue from contracts with customers		75,751	64,564	61,812
DEXILANT
Disclosure of products and services [line items]
Revenue from contracts with customers		50,763	55,572	62,797
PANTOLOC/CONTROLOC
Disclosure of products and services [line items]
Revenue from contracts with customers		40,275	43,120	49,463
ALOFISEL
Disclosure of products and services [line items]
Revenue from contracts with customers		1,843	784	373
Others
Disclosure of products and services [line items]
Revenue from contracts with customers		82,877	99,657	103,542
Total Rare Diseases
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 611,196		591,746	634,888
Total Rare Metabolic
Disclosure of products and services [line items]
Revenue from contracts with customers		172,595	162,620	170,825
ELAPRASE
Disclosure of products and services [line items]
Revenue from contracts with customers		73,119	68,786	67,924
REPLAGAL
Disclosure of products and services [line items]
Revenue from contracts with customers		51,714	51,764	51,253
VPRIV
Disclosure of products and services [line items]
Revenue from contracts with customers		42,408	38,518	38,013
NATPARA/NATPAR
Disclosure of products and services [line items]
Revenue from contracts with customers		5,353	3,552	13,635
Total Rare Hematology
Disclosure of products and services [line items]
Revenue from contracts with customers		283,689	289,799	334,240
ADVATE
Disclosure of products and services [line items]
Revenue from contracts with customers		118,491	128,535	157,856
ADYNOVATE/ADYNOVI
Disclosure of products and services [line items]
Revenue from contracts with customers		60,726	58,070	58,672
FEIBA
Disclosure of products and services [line items]
Revenue from contracts with customers		39,162	44,495	51,508
RECOMBINATE
Disclosure of products and services [line items]
Revenue from contracts with customers		12,297	13,389	17,089
Others
Disclosure of products and services [line items]
Revenue from contracts with customers		53,013	45,310	49,115
Total Hereditary Angioedema
Disclosure of products and services [line items]
Revenue from contracts with customers		153,587	139,327	129,823
TAKHZYRO
Disclosure of products and services [line items]
Revenue from contracts with customers		103,242	86,718	68,271
FIRAZYR
Disclosure of products and services [line items]
Revenue from contracts with customers		26,691	26,824	32,662
Others
Disclosure of products and services [line items]
Revenue from contracts with customers		23,654	25,785	28,890
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	¥ 1,325		0	0
Total PDT Immunology
Disclosure of products and services [line items]
Revenue from contracts with customers		506,951	420,389	394,165
immunoglobulin
Disclosure of products and services [line items]
Revenue from contracts with customers		385,864	334,874	298,697
albumin
Disclosure of products and services [line items]
Revenue from contracts with customers		90,035	57,580	67,215
Others
Disclosure of products and services [line items]
Revenue from contracts with customers		31,052	27,935	28,253
Total Oncology
Disclosure of products and services [line items]
Revenue from contracts with customers		468,730	416,512	420,956
VELCADE
Disclosure of products and services [line items]
Revenue from contracts with customers		110,046	101,112	118,321
LEUPLIN/ENANTONE
Disclosure of products and services [line items]
Revenue from contracts with customers		106,459	95,365	109,048
NINLARO
Disclosure of products and services [line items]
Revenue from contracts with customers		91,203	87,396	77,555
ADCETRIS
Disclosure of products and services [line items]
Revenue from contracts with customers		69,190	59,432	52,672
ICLUSIG
Disclosure of products and services [line items]
Revenue from contracts with customers		34,860	34,193	31,815
ALUNBRIG
Disclosure of products and services [line items]
Revenue from contracts with customers		13,644	8,806	7,237
Others
Disclosure of products and services [line items]
Revenue from contracts with customers		43,329	30,208	24,308
Total Neuroscience
Disclosure of products and services [line items]
Revenue from contracts with customers		482,294	417,297	438,520
VYVANSE/ELVANSE
Disclosure of products and services [line items]
Revenue from contracts with customers		327,052	271,531	274,077
TRINTELLIX
Disclosure of products and services [line items]
Revenue from contracts with customers		82,315	68,869	70,666
Others
Disclosure of products and services [line items]
Revenue from contracts with customers		72,926	76,897	93,777
Total Other
Disclosure of products and services [line items]
Revenue from contracts with customers		624,150	574,068	704,763
AZILVA-F
Disclosure of products and services [line items]
Revenue from contracts with customers		76,297	82,205	76,749
LOTRIGA
Disclosure of products and services [line items]
Revenue from contracts with customers		32,690	31,765	31,752
Others
Disclosure of products and services [line items]
Revenue from contracts with customers		515,164	¥ 460,098	¥ 596,262
Diabetes
Disclosure of products and services [line items]
Revenue from contracts with customers		¥ 133,043
Number of products sold | product		4